Property, plant and equipment - Schedule of Amounts for Items of Property, Plant and Equipment Held under Finance Leases (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	€ 23	€ 28
Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	87	115
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	(64)	(87)
Land | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	0	4
Buildings | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	73	102
Other property, plant and equipment | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	€ 14	€ 9